Organization and Nature of Business (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Feb. 29, 2024	Feb. 21, 2024	Feb. 29, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Cash balance					$ 5,614,088	$ 2,624,730	$ 57,670
Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from share issuance				$ 5,700,000
Number of shares issued			1,247,092
Exercise price of warrant	$ 4.16		$ 4.16
Underwritten Public Offering [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from share issuance	$ 4,900,000
Number of shares issued	1,507,139
Warrants to purhcase common stock	1,507,139		1,507,139
Offering price per share	$ 3.782		$ 3.782
Warrants term	5 years		5 years
Exercise price of warrant	$ 4.16		$ 4.16
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price per share	$ 3.782		$ 3.782
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from share issuance		$ 750,000
Number of shares issued		218,382